UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
44	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Fund, covering the six-month period from September 1, 2012, through February 28, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher after-tax yields amid historically low interest rates continued to be a major force in the solid performance of the municipal bond market over the reporting period, as the Federal Reserve Board pumped liquidity into the domestic financial system. In addition, municipal bonds benefited from favorable supply-and-demand dynamics. Robust investor demand was met with a relatively meager supply of newly issued securities stemming from political pressure to reduce government spending and borrowing.The market also was buoyed by improvements in the fiscal condition of most states and many municipalities as tax revenues increased in a gradually recovering U.S. economy.

However, the pace of economic growth has remained sluggish compared to historical norms, helping to prevent new imbalances from developing even as monetary policymakers throughout the world maintain aggressively accommodative postures. Therefore, in our analysis, the economic expansion is likely to continue over the foreseeable future. As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through February 28, 2013, as provided by Daniel Marques and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2013, Dreyfus Municipal Bond Fund achieved a total return of 2.06%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), produced a total return of 2.01%.2

Despite rising long-term interest rates and bouts of heightened volatility, strong investor demand for a limited supply of securities helped municipal bonds produce positive absolute returns over the reporting period.The fund produced returns that were roughly in line with its benchmark.The fund benefited from favorable sector allocation, particularly an overweight emphasis toward strong performing revenue bonds versus general obligation bonds. A higher quality bias toward essential municipal facilities detracted from positive security selection among state general obligation credits.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus.The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds).The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Municipal Bonds Encountered Heightened Volatility

Investor sentiment began to improve by the start of the reporting period when the European financial crisis did not worsen, China appeared to have engineered a soft landing for its economy, and recession fears faded in the United States. Instead, investors responded positively to improved U.S. employment and housing market trends, a statement from the head of the European Central Bank in support of the euro, and expectations that new political leadership in China might lead to stronger regional growth.Although investor optimism faltered in November due to uncertainty surrounding automatic tax hikes and spending cuts scheduled for the start of 2013, last-minute legislation to address the scheduled tax increases helped alleviate investors’ worries. Consequently, investors turned away from traditional safe havens and toward riskier assets.

Municipal bond prices also were supported by the Federal Reserve Board’s (the “Fed”) aggressively accommodative monetary policy, which kept interest rates low and fueled robust demand from investors seeking more competitive levels of after-tax income. Meanwhile, new issuance remained muted when political pressure led to less borrowing for capital projects. From a credit quality perspective, higher tax receipts and reduced spending have enabled many states to shore up their fiscal condition and balance their budgets.

Nonetheless, the municipal bond market encountered heightened volatility late in 2012 when the fiscal cliff debate and seasonal pressures led to broad-based price declines. Fortunately, the market recouped most of those losses over the first two months of 2013.

Credit Selection Strategy Drove Fund Performance

The fund’s relative performance was bolstered by our emphasis on revenue-backed bonds over their general obligation counterparts. Returns were particularly robust among bonds backed by hospitals, airports, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies. Overweighted exposure to bonds with credit ratings toward the bottom of the investment-grade range also buoyed results as investors reached for higher yields. From a regional perspective, California and Illinois general obligation bonds fared especially well when they rallied from depressed levels. The fund achieved less favorable results from lower yielding, higher quality bonds, including those backed by essential municipal facilities such as sewers and waterworks.

In addition, the fund benefited over much of the reporting period from our focus on securities in the 10-year range, which performed better than longer-term municipal bonds.We generally maintained the fund’s average duration in a position we considered in line with market averages.The fund employed swap options, a derivative instrument, to take advantage of a relative value opportunity presented by a very flat municipal bond yield curve. For the six-month period the use of these swap options was not additive to fund returns as the municipal yield curve had not yet returned to its more normal shape.

Maintaining a Conservative Approach

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to domestic fiscal uncertainty and international developments. In addition, while credit fundamentals are improving for most states, many localities continue to face fiscal pressures.Therefore, we have adopted a generally conservative credit and liquidity posture, maintaining relatively light exposure to lower rated securities in favor of those within the mid-to-upper investment-grade spectrum, and emphasizing revenue-backed bonds over general obligation securities.

March 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risk compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2012 to February 28, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2013

Expenses paid per $1,000†	$3.61
Ending value (after expenses)	$1,020.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2013

Expenses paid per $1,000†	$3.61
Ending value (after expenses)	$1,021.22

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—.9%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	15,000,000	15,000,150
Alaska—.8%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,887,345
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,078,440
Arizona—1.6%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	11,202,660
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	6,750,000	6,785,505
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	4,815,000	5,099,326
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	4,185,000	4,573,117
California—12.8%
California,
GO (Insured; AMBAC)	6.00	4/1/17	6,080,000	7,371,453
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	4,282,635
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000	21,927,878
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	18,828,300
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000	17,280,480

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		8,207,280
California Department of Water
Resources, Water System Revenue
(Central Valley Project)	5.00	12/1/27	7,850,000		9,323,209
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000		4,727,400
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State Hospital)	5.13	6/1/29	2,500,000		2,608,775
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.38	12/1/37	10,325,000		11,007,586
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,525,000		6,241,206
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000		6,011,350
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		12,584,325
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000		5,881,500
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000	[a]	15,568,800
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	9,690,000		9,105,305
Los Angeles Unified School
District, GO	5.00	7/1/21	11,000,000		13,875,180
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000		4,303,239
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		12,094,283

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport) (Issue
34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		8,252,860
San Francisco City and
County Public Utilities
Commission, San Francisco
Water Revenue	5.50	11/1/30	13,555,000		16,627,783
Colorado—1.4%
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth
Health System)	5.25	1/1/25	4,000,000		4,656,240
Colorado Springs,
Utilities System Revenue	5.00	11/15/23	2,955,000		3,632,729
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000	[b]	5,321,567
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	4,000,000		4,311,840
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	5,000,000		5,903,450
Delaware—.4%
Delaware
Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/26	6,245,000		7,298,719
Florida—7.7%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		7,051,740
Broward County School Board,
COP (Master Lease
Purchase Agreement)	5.00	7/1/17	5,000,000		5,754,450
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	7,000,000		8,325,030

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	10,000,000		11,607,100
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000		7,026,120
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,552,320
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	5,420,000		6,551,588
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	5.10	7/1/31	2,435,000		2,439,432
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	4,065,000		4,962,186
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/21	7,500,000		9,463,125
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	[c]	309,923
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,724,050
Miami-Dade County,
Water and Sewer
System Revenue	5.00	10/1/34	5,000,000		5,650,750
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,783,500
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	12,110,000		14,054,139
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000		7,845,040

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health
System Issue) (Insured; National
Public Finance Guarantee Corp.)	0.26	11/15/23	5,275,000	[d]	4,993,051
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		5,598,650
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		6,945,100
Georgia—3.6%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/14	5,000,000		5,370,850
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000		12,338,300
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,500,000		3,996,895
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000		11,190,880
DeKalb County School District,
GO Sales Tax Bonds	4.00	11/1/17	5,300,000		6,066,963
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		6,062,450
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	9,705,000		11,914,829
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,876,005
Idaho—.5%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		7,639,106

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois—6.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000	5,731,157
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/23	21,370,000	23,072,334
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/18	10,000,000	11,045,000
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	15,000,000	16,837,800
Illinois,
GO	5.00	8/1/24	4,550,000	5,154,741
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	12/15/19	5,085,000	5,602,399
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,963,365
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	2,500,000	2,738,125
Kane County Forest Preserve
District, GO	4.00	12/15/16	8,000,000	9,035,040
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	13,090,000	14,708,055
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/16	7,275,000	8,131,631
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	5,500,000	6,647,410

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Indiana—.6%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; AMBAC)	5.00	1/1/36	8,900,000	9,419,760
Kansas—1.1%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	5,000,000	5,357,250
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,439,911
Kentucky—.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,024,550
Louisiana—.9%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,271,480
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	7,607,990
New Orleans Aviation Board,
Gulf Opportunity Zone
Customer Facility Charge
Revenue (Consolidated
Rental Car Project)	6.25	1/1/30	5,000,000	5,927,850
Maine—.4%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	5,000,000	6,454,600
Maryland—.7%
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/21	7,500,000	9,221,775

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	2,500,000	2,854,200
Massachusetts—5.9%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/24	12,000,000	14,143,920
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	16,420,000	21,296,083
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	12,670,570
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	5,000,000	6,059,650
Massachusetts Health and
Educational Facilities Authority,
Revenue (Northeastern
University Issue)	5.00	10/1/30	3,000,000	3,434,130
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	5,940,000	6,197,380
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	8,405,000	10,744,112
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	5,000,000	5,844,300
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	10,000,000	11,564,500
University of Massachusetts
Building Authority, Revenue
(Insured; AMBAC)	5.00	11/1/17	7,540,000	8,461,237
Michigan—5.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,858,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	5,000,000	5,401,100
Detroit Water and Sewerage
Department, Senior
Lien Sewage Disposal
System Revenue	5.25	7/1/39	6,500,000	7,125,170
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	7,710,000	9,250,689
Michigan Building
Authority, Revenue
(Facilities Program)	5.00	10/15/24	2,500,000	2,979,425
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	18,000,000	21,413,520
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,820,600
Michigan Hospital Finance
Authority, Revenue (McLaren
Health Care)	5.63	5/15/28	4,575,000	5,158,679
Michigan Municipal Bond Authority,
State Clean Water Revolving
Fund Revenue	5.00	10/1/21	5,410,000	6,365,731
Michigan Strategic Fund,
LOR (The Dow Chemical
Company Project)	6.25	6/1/14	6,500,000	6,939,725
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	4,405,000	4,404,868
Mississippi—.1%
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	2,340,000	2,462,827
Missouri—.9%
Curators of the University of
Missouri, System
Facilities Revenue	5.00	11/1/19	10,000,000	12,445,600

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.00	5/1/16	2,915,000		3,330,154
Nebraska—.6%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	10,155,000		10,656,555
New Jersey—4.1%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000		10,145,732
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	7,400,000		9,209,818
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.13	6/1/30	10,000,000		11,130,800
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/18	7,750,000		9,456,860
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	5,000,000		5,609,450
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		6,121,100
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.19	1/1/30	7,500,000	[d]	6,750,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,845,000		4,836,812
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	5,780,000		5,549,667

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico—.1%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	6/15/14	2,000,000	[c]	2,130,420
New York—14.0%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000	[e,f]	29,605,000
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		10,981,170
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000		20,680,097
Metropolitan
Transportation Authority,
Transportation Revenue	5.00	11/15/31	8,250,000		9,207,660
New York City,
GO	5.00	10/1/36	11,505,000		13,240,759
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/25	14,625,000		16,776,338
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,636,527
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000	[g]	8,482,570
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	7,500,000		8,674,725
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	6,500,000		7,949,760

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	15,055,000	17,365,190
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	5,000,000	5,726,500
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	12,527,650
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	5,580,750
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	7,194,070
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/20	6,775,000	8,377,084
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/23	5,000,000	6,336,050
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	4.00	4/1/16	5,000,000	5,539,150
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/17	8,090,000	9,002,471
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	5,000,000	5,865,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Port Authority of New York
and New Jersey (Consolidated
Bonds, 141st Series)
(Insured; AMBAC)	5.00	9/1/17	6,535,000		7,228,690
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/18	5,000,000		5,978,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000		8,082,510
North Carolina—2.2%
Guilford County,
Public Improvement GO	5.00	3/1/16	8,370,000		9,510,747
North Carolina,
Limited Obligation Bonds	5.00	11/1/18	12,000,000		14,662,320
Wake County Industrial Facilities
and Pollution Control Financing
Authority, PCR (Carolina Power
and Light Company Project)
(Insured; AMBAC)	0.19	10/1/22	14,000,000	[d]	13,160,000
Ohio—.3%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	5,000,000		5,541,700
Oregon—.2%
Oregon,
GO (State
Property—Various Projects)	5.00	5/1/20	2,000,000		2,506,120
Pennsylvania—2.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000		6,038,250
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000		13,060,007
Pennsylvania Economic
Development Financing
Authority, Unemployment
Compensation Revenue	5.00	7/1/21	5,000,000		5,928,600

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/22	7,500,000	8,520,825
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,806,050
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,855,700
South Carolina—2.3%
Columbia,
Waterworks and Sewer
System Revenue	5.00	2/1/36	8,000,000	9,270,640
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner
for Tomorrow)	5.00	12/1/23	10,000,000	11,441,800
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000	6,346,323
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	10,000,000	11,410,000
Tennessee—.3%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States
Health Alliance)	6.00	7/1/38	5,000,000	5,861,150
Texas—6.4%
Austin,
Water and Wastewater
System Revenue	5.00	11/15/27	10,000,000	11,721,400
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	11,500,000	12,444,840
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	5,865,000	5,876,495
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children’s Hospital Project)	5.25	10/1/29	4,000,000	4,710,040

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann
Healthcare System)	7.25	12/1/35	7,000,000	8,710,870
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	7,500,000	8,769,675
Houston,
Combined Utility System
First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/21	18,075,000	19,151,186
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	6,004,950
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/28	3,000,000	3,299,220
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	5,000,000	5,819,550
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	11,075,700
Texas,
GO (College Student
Loan Bonds)	5.50	8/1/19	8,205,000	10,153,031
Utah—.2%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	5.00	7/1/37	3,000,000	3,508,200
Virginia—2.4%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,923,645
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/15	8,975,000	9,612,584

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000		6,241,893
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000		8,807,452
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	12,665,000		14,530,428
Washington—4.7%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.50	12/1/14	10,520,000	[c]	11,488,787
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	4,000,000		4,603,560
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000		11,429,267
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	10,000,000		12,113,100
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000		8,362,903
Seattle,
Water System Revenue	5.00	9/1/23	14,315,000		18,005,550
Washington,
GO (Various Purpose)	5.00	7/1/18	5,000,000		6,056,550
Washington,
GO (Various Purpose)
(Insured; AMBAC)	5.00	7/1/16	6,985,500		7,724,147
Washington,
GO (Various Purpose) (Insured;
AMBAC) (Prerefunded)	5.00	7/1/15	329,500	[c]	365,485
West Virginia—.7%
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000	[c]	3,217,084

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia (continued)
West Virginia School Building
Authority, Capital Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	5,500,000		6,392,925
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,851,842
Wisconsin—.8%
Wisconsin,
Clean Water Revenue	5.00	6/1/18	2,000,000		2,417,560
Wisconsin,
GO	4.00	5/1/15	5,000,000		5,388,800
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,750,150
U.S. Related—3.9%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/16	5,000,000		5,300,800
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,000,000		5,294,950
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	5,000,000		5,547,400
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000		10,214,700
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000		5,058,850
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	[b]	5,617,872
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,298,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000		5,594,200
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000		5,647,150

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000		12,705,775
Total Long-Term Municipal Investments
(cost $1,522,576,096)					1,667,938,943

Short-Term Municipal
Investments—1.4%
California—.6%
California,
GO Notes (Kindergarten-University)
(LOC; Citibank NA)	0.06	3/1/13	5,400,000	[h]	5,400,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.08	3/1/13	4,800,000	[h]	4,800,000
Massachusetts—.3%
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)	0.09	3/1/13	200,000	[h]	200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.08	3/1/13	4,800,000	[h]	4,800,000
New York—.5%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	1,600,000	[h]	1,600,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	2,600,000	[h]	2,600,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	700,000	[h]	700,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	1,000,000	[h]	1,000,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	2,400,000	[h]	2,400,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	200,000	[h]	200,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	600,000	[h]	600,000
Total Short-Term Municipal Investments
(cost $24,300,000)					24,300,000

Short-Term Investment—.1%
U. S. Treasury Bills;
0.10%, 7/25/13
(cost $697,723)			698,000	[i]	697,689

Total Investments (cost $1,547,573,819)			99.9%		1,692,936,632
Cash and Receivables (Net)			.1%		2,373,689
Net Assets			100.0%		1,695,310,321

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate security—interest rate subject to periodic change.
e Collateral for floating rate borrowings.
f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2013, this security was valued at $29,605,000 or 1.7% of net assets.
g Non-income producing—security in default.
h Variable rate demand note—rate shown is the interest rate in effect at February 28, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
i Held by or on behalf of a counterparty for open swap positions.

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	12.8
AA		Aa		AA	41.0
A		A		A	32.3
BBB		Baa		BBB	8.3
BB		Ba		BB	1.1
B		B		B	2.1
F1		MIG1/P1		SP1/A1	1.3
Not Rated[j]		Not Rated[j]		Not Rated[j]	1.1
					100.0

† Based on total investments.
j Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,547,573,819	1,692,936,632
Interest receivable		19,375,522
Unrealized appreciation on swap contracts—Note 4		187,395
Prepaid expenses and other assets		570,364
		1,713,069,913
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		941,047
Cash overdraft due to Custodian		1,122,215
Payable for floating rate notes issued—Note 4		12,500,000
Payable for investment securities purchased		2,405,260
Payable for shares of Common Stock redeemed		364,542
Unrealized depreciation on swap contracts—Note 4		240,123
Interest and expense payable related to
floating rate notes issued—Note 4		40,714
Accrued expenses		145,691
		17,759,592
Net Assets ($)		1,695,310,321
Composition of Net Assets ($):
Paid-in capital		1,613,745,639
Accumulated undistributed investment income—net		219,886
Accumulated net realized gain (loss) on investments		(63,965,289)
Accumulated net unrealized appreciation (depreciation)
on investments and swap transactions		145,310,085
Net Assets ($)		1,695,310,321
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		141,731,236
Net Asset Value, offering and redemption price per share ($)		11.96

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2013 (Unaudited)

Investment Income ($):
Interest Income	32,420,901
Expenses:
Management fee—Note 3(a)	5,069,555
Shareholder servicing costs—Note 3(b)	700,140
Directors’ fees and expenses—Note 3(c)	66,869
Custodian fees—Note 3(b)	48,251
Professional fees	47,582
Interest and expense related to floating rate notes issued—Note 4	45,749
Prospectus and shareholders’ reports	24,795
Registration fees	17,559
Loan commitment fees—Note 2	10,909
Interest expense—Note 2	369
Miscellaneous	41,174
Total Expenses	6,072,952
Less—reduction in fees due to earnings credits—Note 3(b)	(1,305)
Net Expenses	6,071,647
Investment Income—Net	26,349,254
Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	7,214,793
Net realized gain (loss) on swap transactions	(1,775,835)
Net Realized Gain (Loss)	5,438,958
Net unrealized appreciation (depreciation) on investments	2,637,943
Net unrealized appreciation (depreciation) on swap transactions	223,796
Net Realized Appreciation (Depreciation)	2,861,739
Net Realized and Unrealized Gain (Loss) on Investments	8,300,697
Net Increase in Net Assets Resulting from Operations	34,649,951

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
Operations ($):
Investment income—net	26,349,254	61,508,807
Net realized gain (loss) on investments	5,438,958	34,197,423
Net unrealized appreciation
(depreciation) on investments	2,861,739	62,641,622
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,649,951	158,347,852
Dividends to Shareholders from ($):
Investment income—net	(26,129,368)	(61,096,765)
Capital Stock Transactions ($):
Net proceeds from shares sold	68,816,959	147,487,941
Dividends reinvested	18,279,271	42,483,068
Cost of shares redeemed	(119,709,162)	(228,225,925)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(32,612,932)	(38,254,916)
Total Increase (Decrease) in Net Assets	(24,092,349)	58,996,171
Net Assets ($):
Beginning of Period	1,719,402,670	1,660,406,499
End of Period	1,695,310,321	1,719,402,670
Undistributed investment income—net	219,886	—
Capital Share Transactions (Shares):
Shares sold	5,767,691	12,688,261
Shares issued for dividends reinvested	1,527,384	3,658,879
Shares redeemed	(10,017,660)	(19,652,172)
Net Increase (Decrease) in Shares Outstanding	(2,722,585)	(3,305,032)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2013				Year Ended August 31,
(Unaudited)			2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	11.90		11.24	11.58	11.01	11.19	11.50
Investment Operations:
Investment income—net[a]	.18		.42	.48	.49	.52	.52
Net realized and unrealized
gain (loss) on investments	.06		.66	(.35)	.57	(.18)	(.31)
Total from
Investment Operations	.24		1.08	.13	1.06	.34	.21
Distributions:
Dividends from
investment income—net	(.18)		(.42)	(.47)	(.49)	(.52)	(.52)
Net asset value,
end of period	11.96		11.90	11.24	11.58	11.01	11.19
Total Return (%)	2.06	[b]	9.76	1.30	9.86	3.44	1.74
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.72	[c]	.75	.75	.74	.76	.80
Ratio of net expenses
to average net assets	.72	[c]	.75	.75	.74	.76	.80
Ratio of interest and
expense related to
floating rate notes issued
to average net assets	.01	[c]	.01	.01	.01	.03	.08
Ratio of net investment
income to average
net assets	3.12	[c]	3.64	4.30	4.39	4.91	4.56
Portfolio Turnover Rate	4.82	[b]	27.88	24.24	19.86	23.28	37.04
Net Assets,
end of period
($ x 1,000)	1,695,310		1,719,403	1,660,406	1,816,568	1,756,991 1,843,865

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series comprising Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy. U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,692,238,943	—	1,692,238,943
U.S. Treasury	—	697,689	—	697,689
Other Financial
Instruments:
Swaps†	—	187,395	—	187,395
Liabilities ($)
Floating Rate Notes††	—	(12,500,000)	—	(12,500,000)
Other Financial
Instruments:
Swaps†	—	(240,123)	—	(240,123)

†	Amount shown represents unrealized appreciation (depreciation) at period end.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $69,133,988 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2012. If not applied, $6,826,077 of the carryover expires in fiscal year 2016, $13,380,265 expires in fiscal year 2017 and $48,927,646 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2012 was as follows: tax-exempt income $60,881,635 and ordinary income $215,130. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities.ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2013 was approximately $64,600 with a related weighted average annualized interest rate of 1.15%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2013, the fund was charged $416,660 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $226,951 for transfer agency services and $8,241 for cash management services. Cash management fees were partially offset by earnings credits of $1,245. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2013, the fund was charged $48,251 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended February 28, 2013, the fund was charged $5,055 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $60.

During the period ended February 28, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$776,257, Shareholder Services Plan fees $52,303, custodian fees $24,231, Chief Compliance Officer fees $5,308 and transfer agency fees $82,948,

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions, during the period ended February 28, 2013, amounted to $80,694,917 and $121,503,169, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2013, was approximately $12,500,000, with a related weighted average annualized interest rate of .74%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended February 28, 2013 is discussed below.

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreements is included within realized gain (loss) on swap contracts in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

The fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive.This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at February 28, 2013:

				Unrealized
Notional		Reference	Determination	Appreciation
Amount ($)	Counterparty	Index	Date	(Depreciation) ($)

72,000,000	Citibank	Forward Rate	8/6/2013	187,395
Agreement, Municipal
Market Data General
		Obligation, 2023,
		AAA Index[a]
72,000,000	Citibank	Forward Rate	8/6/2013	(240,123)
Agreement, Municipal
Market Data General
		Obligation, 2033,
		AAA Index[a]
Gross Unrealized
Appreciation				187,395
Gross Unrealized
Depreciation				(240,123)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date.The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The following summarizes the average notional value of swap contracts outstanding during the period ended February 28, 2013:

Average Notional Value ($)
Interest rate swap contracts	126,332,143

At February 28, 2013, accumulated net unrealized appreciation on investments was 145,362,813, consisting of $147,814,490 gross unrealized appreciation and $2,451,677 gross unrealized depreciation.

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, including several periods in the fourth quartile of the Performance Group.The Board also noted that the fund’s yield performance was variously above and below the Performance Group median and above the Performance Universe median for the one-year periods ended September 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board received a presentation from the fund’s portfolio managers (one of the two of which had joined the fund in 2012), who described the fundamental and technical conditions at work in the municipal bond market, the level of volatility in the market, and the managers’

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

ongoing focus on mitigating downside risk in the fund’s portfolio.The portfolio managers also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied in overseeing the fund and the fund’s current structure to defend against volatility and otherwise defensively position the fund’s credit posture. The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation or fee waiver and/or expense reimbursement arrangement for certain funds and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through May 31, 2013.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the fund’s Agreement through May 31, 2013 was in the best interests of the fund and its shareholders, noting that the six-month renewal period offered the Board the opportunity to further assess the extent to which implementation of portfolio management strategy changes to improve relative total return performance was effective.

The Fund 49

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 25, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)